Income Taxes (Details) ₪ in Billions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Income Taxes [Line Items]
Standard tax rates	23.00%	23.00%
Tax rate (in Dollars)	$ 12
R&D expenses	25.00%	25.00%
Total revenue (in New Shekels)	$ 6,078,953		$ 4,031,103	$ 2,504,896
Israel Tax Authority [Member]
Income Taxes [Line Items]
Standard tax rates	23.00%	23.00%	23.00%
Operating loss carry-forwards (in Dollars)	$ 8,963,038		$ 8,025,307
Parent [Member]
Income Taxes [Line Items]
Total revenue (in New Shekels) | ₪		₪ 10